Schedule of allowance doubtful accounts (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Credit Loss [Abstract]
Allowance for credit losses, beginning balance	$ 18,083	$ 23,607	$ 21,032
Addition	14,720	19,217	2,575
Write off	(32,803)	(42,824)
Allowance for credit losses, ending balance			$ 23,607